SUBSEQUENT EVENT	12 Months Ended
Feb. 28, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26.         SUBSEQUENT EVENT

On April 28, 2022, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to $803.7 million of its common shares through April 30, 2023 in accordance with applicable rules and regulations. After the announcement of the extension of the share repurchase program, the Company repurchased 13,492,942 ADSs at an aggregate consideration of $49,794 up to May 31, 2022.